Consolidated Statemenets of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating Activities:
Net (loss)/income	$ 27,684	$ (84,679)	$ (55,966)
Adjustments to reconcile (net loss)/income to net cash provided by operating activities:
Depreciation	48,067	51,424	49,485
Loss on sale of assets	0	120	2,750
Impairment loss	0	91,293	17,163
Gain on debt extinguishment	0	(8,189)	0
Other non cash items	0	373	0
Amortization and write-off of deferred finance charges	1,794	2,457	3,063
Unrealized (gain)/loss on derivatives	60	(146)	(411)
Unrealized foreign exchange (gain)/loss	119	(244)	0
Share based compensation	120	120	120
Change in:
Accounts receivable	(534)	(2,373)	(1,695)
Due from Manager	(23)	25	345
Inventories	88	947	238
Accrued revenue	1,771	(1,765)	(90)
Prepaid expenses and other current assets	(1,097)	293	(340)
Due to Manager	23	0	0
Trade accounts payable	2,630	(486)	(1,679)
Accrued liabilities	2,625	(569)	411
Unearned revenue	2,122	1,500	84
Net Cash Provided by Operating Activities	85,449	50,101	13,478
Cash Flows from Investing Activities:
Vessel advances	(45,932)	(59,943)	(58,373)
Proceeds from sale of assets	0	20,510	29,000
Increase in bank time deposits	(60,795)	(37,635)	(51,452)
Maturity of bank time deposits	43,057	37,478	40,952
Net Cash Used in Investing Activities	(63,670)	(39,590)	(39,873)
Cash Flows from Financing Activities:
Proceeds from long-term debt	187,513	115,260	64,500
Principal payments of long-term debt	(179,725)	(122,805)	(148,529)
Dividends paid	(11,387)	(12,316)	(14,049)
Payment of deferred financing costs	(1,873)	(1,868)	(100)
Proceeds on issuance of common stock	0	0	16,494
Payment of common stock offering expenses	(3)	(18)	(361)
Repurchase of common stock	(617)	0	(120)
Repurchase of preferred stock	(9,488)	(114)	(1,710)
Tender offer-redemption of preferred stock	0	(24,890)	0
Payment of tender offer expenses	0	(309)	0
Net Cash Used in Financing Activities	(15,580)	(47,060)	(83,875)
Net (decrease)/increase in cash, cash equivalents and restricted cash	6,199	(36,549)	(110,270)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(119)	244	0
Cash, cash equivalents and restricted cash at beginning of year	56,510	92,815	203,085
Cash, cash equivalents and restricted cash at end of year	62,590	56,510	92,815
Supplemental cash flow information:
Cash paid for interest (excluding capitalized interest)	23,849	22,682	19,829
Non Cash Investing and Financing Activities:
Unpaid financing fees	540	85	18
Part payment of vessel advances through issuance of common stock and preferred stock	20,175	0	0
Unpaid capital expenditure	1,028	210	3,500
Reconciliation of Cash, Cash Equivalents and Restricted Cash:
Cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 56,510	$ 92,815	$ 203,085